Annual Total Returns[BarChart] - Short-Term Bond Portfolio - Short-Term Bond Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.55%	2.07%	0.55%	0.38%	0.72%	1.67%	1.33%	1.36%	4.38%	4.29%